Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Short-Term Borrowings [Abstract]
Short-term borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2016	2015	2014
Amount outstanding at December 31,	$209,406	191,226	189,116
Maximum amount outstanding at any month end	209,406	194,738	209,370
Average amount outstanding	185,672	184,725	189,430
Weighted average interest rate:
For the year	0.59%	0.66	0.74
As of year end	0.59	0.60	0.72